Commitments and Contingent Liabilities (Details Narrative) $ / shares in Units, € in Thousands, $ in Thousands		1 Months Ended		9 Months Ended	12 Months Ended
	Jul. 28, 2020 USD ($) $ / shares shares	Jul. 31, 2019 USD ($)	Jul. 31, 2019 EUR (€)	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares
Lease expiration date				Dec. 31, 2020	Dec. 31, 2020
Lease, description				The Company's Israeli subsidiary has a lease agreement for a facility in Israel, which expires on December 31, 2020 with an option to extend the agreement for two additional years until December 31, 2022 under the terms stipulated in the agreement (the Option Period).
Law suit seeking damages, description		In July 2019, a former distributor filed a suit seeking damages from the Company's subsidiary for pre-paid goods subject to the voluntary field action (from April 2014) amounting to €1,830,000 (which is approximately $2.0 million), or alternatively €1,024,000 (which is approximately $1.1 million).	In July 2019, a former distributor filed a suit seeking damages from the Company's subsidiary for pre-paid goods subject to the voluntary field action (from April 2014) amounting to €1,830,000 (which is approximately $2.0 million), or alternatively €1,024,000 (which is approximately $1.1 million).
Payments to prior underwriter	$ 400
Warrants exercise price | $ / shares	$ 0.495			$ 1.82	$ 22.95
Number of warrants to purchase common stock | shares	274,029			26,705,502	4,016,817
Weighted average exercise price | $ / shares	$ 7.32
Increase in provision for general and administrative expenses				$ 400
Minimum [Member]
Warrants exercise price | $ / shares	187.50
Maximum [Member]
Warrants exercise price | $ / shares	$ 2.25
Former Distributor [Member]
Law suit seeking damages		$ 2,000
Law suit seeking damages, description		In July 2019, a former distributor filed a suit seeking damages from the Company's subsidiary for pre-paid goods subject to the voluntary field action (from April 2014) amounting to €1,830,000 (which is approximately $2.0 million), or alternatively €1,024,000 (which is approximately $1.2 million).	In July 2019, a former distributor filed a suit seeking damages from the Company's subsidiary for pre-paid goods subject to the voluntary field action (from April 2014) amounting to €1,830,000 (which is approximately $2.0 million), or alternatively €1,024,000 (which is approximately $1.2 million).
Former Distributor [Member] | Alternatively [Member]
Law suit seeking damages		$ 1,200
Former Distributor [Member] | Euro [Member]
Law suit seeking damages | €			€ 1,830
Claim range amount up to | €			€ 1,830
Former Distributor [Member] | Euro [Member] | Alternatively [Member]
Law suit seeking damages		$ 1,024
Israeli Amendment Lease Agreement [Member]
Lease, description				The Company's Israeli subsidiary entered into an amendment to the lease agreement to exercise the option to extend the agreement by two years until December 31, 2022 and to add an additional option for two additional years until December 31, 2024 under the terms stipulated in the agreement.